INCOME TAXES - SECURITIZE, INC. AND SUBSIDIARIES - Narrative (Details) - Securitize, Inc. and Subsidiaries - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Taxes [Line Items]
Provision for income taxes	$ 43,008	$ 82,059	$ 324,550	$ 90,896
Effective income tax rate	0.55%	0.68%	0.67%	0.15%
Valuation allowance			$ 28,650,505	$ 28,927,292
Increase (decrease) of valuation allowance			(276,000)	(6,070,000)
Deferred Tax Assets, Valuation Allowance, Adjustment	$ 28,929,000		$ 28,627,000
Capital Loss Carryforward
Income Taxes [Line Items]
Carryforward, term			5 years
Carryforward			$ 10,141,000	669,000
Domestic
Income Taxes [Line Items]
Removal of operating loss carryforwards			13,726,000
Operating loss carryforwards			72,561,000	91,480,000
Income Tax Jurisdiction, Domestic State and Local
Income Taxes [Line Items]
Removal of operating loss carryforwards			11,151,000
Operating loss carryforwards			$ 51,122,000	$ 62,548,000
Operating loss carryforwards, term			20 years	20 years
Foreign
Income Taxes [Line Items]
Operating loss carryforwards			$ 7,967,000	$ 7,246,000
Operating loss carryforwards, term			10 years